UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

November 30, 2018

AIG-QTLY-0119
1.805755.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	930,429	$29,067
Entertainment - 1.2%
Activision Blizzard, Inc.	222,700	11,108
Electronic Arts, Inc. (a)	69,400	5,834
NetEase, Inc. ADR	11,700	2,657
Netflix, Inc. (a)	42,777	12,240
Take-Two Interactive Software, Inc. (a)	18,400	2,018
The Walt Disney Co.	66,300	7,657
		41,514
Interactive Media & Services - 3.5%
58.com, Inc. ADR (a)	5,000	298
Alphabet, Inc.:
Class A (a)	15,320	17,000
Class C (a)	50,799	55,596
Facebook, Inc. Class A (a)	273,113	38,402
Momo, Inc. ADR (a)	44,700	1,401
Tencent Holdings Ltd.	52,500	2,099
		114,796
Media - 0.6%
Comcast Corp. Class A	513,600	20,036
MDC Partners, Inc. Class A (a)	207,793	549
Naspers Ltd. Class N	3,900	778
		21,363
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	139,572	9,554

TOTAL COMMUNICATION SERVICES		216,294

CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.1%
Aptiv PLC	55,900	4,019
Distributors - 0.0%
LKQ Corp. (a)	22,800	635
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A	45,800	1,083
Hotels, Restaurants & Leisure - 1.8%
Cedar Fair LP (depositary unit)	65,300	3,573
Compass Group PLC	346,200	7,405
Dunkin' Brands Group, Inc.	35,600	2,634
Marriott International, Inc. Class A	57,101	6,568
McDonald's Corp.	106,800	20,133
Sea Ltd. ADR (a)(b)	267,200	3,564
Starbucks Corp.	85,200	5,685
U.S. Foods Holding Corp. (a)	166,500	5,524
Wyndham Destinations, Inc.	51,797	2,148
Wyndham Hotels & Resorts, Inc.	67,397	3,379
		60,613
Household Durables - 0.3%
Lennar Corp. Class A	113,500	4,850
Newell Brands, Inc.	151,300	3,540
		8,390
Internet & Direct Marketing Retail - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	37,600	6,048
Amazon.com, Inc. (a)	37,985	64,201
JD.com, Inc. sponsored ADR (a)	173,600	3,686
The Booking Holdings, Inc. (a)	2,500	4,730
Wayfair LLC Class A (a)	2,400	255
		78,920
Leisure Products - 0.1%
Mattel, Inc. (a)	131,582	1,829
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	91,900	7,974
Specialty Retail - 1.6%
Home Depot, Inc.	127,009	22,902
Lowe's Companies, Inc.	96,900	9,144
O'Reilly Automotive, Inc. (a)	12,709	4,407
TJX Companies, Inc.	251,130	12,268
Ulta Beauty, Inc. (a)	10,900	3,246
		51,967
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	84,364	6,337
Prada SpA	361,100	1,253
Tapestry, Inc.	86,200	3,356
		10,946

TOTAL CONSUMER DISCRETIONARY		226,376

CONSUMER STAPLES - 4.0%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	50,000	3,842
Constellation Brands, Inc. Class A (sub. vtg.)	51,300	10,042
Keurig Dr. Pepper, Inc.	55,500	1,499
Monster Beverage Corp. (a)	87,275	5,209
The Coca-Cola Co.	475,599	23,970
		44,562
Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	58,500	4,953
Food Products - 0.7%
Bunge Ltd.	68,300	3,898
Mondelez International, Inc.	264,300	11,888
The Kraft Heinz Co.	78,609	4,018
The Simply Good Foods Co. (a)	49,325	1,002
TreeHouse Foods, Inc. (a)	66,433	3,494
		24,300
Household Products - 0.4%
Colgate-Palmolive Co.	174,599	11,091
Procter & Gamble Co.	15,200	1,437
Spectrum Brands Holdings, Inc.	39,600	1,955
		14,483
Personal Products - 0.4%
Avon Products, Inc. (a)	668,300	1,417
Coty, Inc. Class A	306,816	2,559
Edgewell Personal Care Co. (a)	36,800	1,538
Estee Lauder Companies, Inc. Class A	25,013	3,568
Unilever NV (Certificaten Van Aandelen) (Bearer)	69,000	3,829
		12,911
Tobacco - 0.9%
Altria Group, Inc.	88,592	4,857
British American Tobacco PLC sponsored ADR	181,173	6,318
Philip Morris International, Inc.	226,681	19,615
		30,790

TOTAL CONSUMER STAPLES		131,999

ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	159,200	3,633
Hess Midstream Partners LP	39,800	767
Liberty Oilfield Services, Inc. Class A (b)	71,300	1,235
NCS Multistage Holdings, Inc. (a)	152,900	1,116
Oceaneering International, Inc. (a)	46,229	776
Schlumberger Ltd.	42,500	1,917
		9,444
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	136,911	7,243
Black Stone Minerals LP	73,900	1,238
BP PLC sponsored ADR	73,655	2,972
Cabot Oil & Gas Corp.	98,115	2,469
Centennial Resource Development, Inc. Class A (a)	87,800	1,363
Chevron Corp.	64,876	7,716
ConocoPhillips Co.	62,200	4,116
Devon Energy Corp.	254,200	6,871
EOG Resources, Inc.	110,700	11,436
Exxon Mobil Corp.	137,691	10,946
HollyFrontier Corp.	47,500	2,967
Magnolia Oil & Gas Corp.	83,000	1,011
Magnolia Oil & Gas Corp. Class A (a)	106,000	1,291
Noble Energy, Inc.	178,800	4,245
Parsley Energy, Inc. Class A (a)	106,600	2,146
Phillips 66 Co.	79,574	7,442
Pioneer Natural Resources Co.	33,300	4,920
PrairieSky Royalty Ltd. (b)	83,800	1,145
Reliance Industries Ltd.	246,786	4,137
Suncor Energy, Inc.	187,155	6,034
Targa Resources Corp.	30,800	1,375
Valero Energy Corp.	62,000	4,954
Whiting Petroleum Corp. (a)	40,000	1,211
		99,248

TOTAL ENERGY		108,692

FINANCIALS - 9.2%
Banks - 3.6%
Bank of America Corp.	995,791	28,280
Citigroup, Inc.	290,230	18,804
First Horizon National Corp.	334,200	5,511
Huntington Bancshares, Inc.	1,079,645	15,752
KB Financial Group, Inc.	13,500	569
KeyCorp	378,200	6,936
M&T Bank Corp.	45,600	7,707
PNC Financial Services Group, Inc.	48,400	6,572
Signature Bank	25,700	3,170
U.S. Bancorp	71,700	3,905
Wells Fargo & Co.	442,100	23,997
		121,203
Capital Markets - 1.6%
Bank of New York Mellon Corp.	225,600	11,576
Cboe Global Markets, Inc.	107,372	11,555
E*TRADE Financial Corp.	267,321	13,978
Goldman Sachs Group, Inc.	25,900	4,939
Oaktree Capital Group LLC Class A	36,700	1,520
State Street Corp.	26,300	1,920
TD Ameritrade Holding Corp.	65,500	3,525
Virtu Financial, Inc. Class A	118,600	2,985
		51,998
Consumer Finance - 1.6%
American Express Co.	83,100	9,330
Capital One Financial Corp.	311,409	27,927
LexinFintech Holdings Ltd. ADR (b)	158,800	1,510
OneMain Holdings, Inc. (a)	263,500	7,713
PPDAI Group, Inc. ADR (a)	205,700	1,142
SLM Corp. (a)	516,757	5,307
		52,929
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	10	3,260
Class B (a)	32,000	6,984
KBC Ancora	10,948	507
Kimbell Royalty Partners LP	80,200	1,468
Linde PLC	5,900	938
Linde PLC	25,418	4,043
		17,200
Insurance - 1.9%
American International Group, Inc.	386,700	16,725
Hartford Financial Services Group, Inc.	71,200	3,146
Marsh & McLennan Companies, Inc.	76,253	6,764
MetLife, Inc.	395,600	17,656
RSA Insurance Group PLC	185,800	1,285
The Travelers Companies, Inc.	56,000	7,301
Willis Group Holdings PLC	63,700	10,157
		63,034
Thrifts & Mortgage Finance - 0.0%
WMI Holdings Corp. (a)	377	6

TOTAL FINANCIALS		306,370

HEALTH CARE - 10.3%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	78,264	9,638
Amgen, Inc.	111,179	23,153
Biogen, Inc. (a)	27,575	9,202
Global Blood Therapeutics, Inc. (a)	33,829	1,067
Sarepta Therapeutics, Inc. (a)	30,300	3,923
Vertex Pharmaceuticals, Inc. (a)	79,400	14,355
		61,338
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	314,800	23,311
Baxter International, Inc.	163,400	11,201
Becton, Dickinson & Co.	79,900	20,195
Boston Scientific Corp. (a)	672,855	25,346
Intuitive Surgical, Inc. (a)	24,700	13,112
Wright Medical Group NV (a)	148,346	4,148
		97,313
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	54,900	4,881
CVS Health Corp.	14,745	1,183
DaVita HealthCare Partners, Inc. (a)	85,200	5,628
Elanco Animal Health, Inc.	110,400	3,688
HCA Holdings, Inc.	93,000	13,391
Henry Schein, Inc. (a)	78,676	7,018
Humana, Inc.	47,100	15,518
Molina Healthcare, Inc. (a)	65,700	9,179
UnitedHealth Group, Inc.	167,394	47,098
		107,584
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	67,690	16,892
Pharmaceuticals - 1.8%
Allergan PLC	51,519	8,068
AstraZeneca PLC sponsored ADR	402,300	16,020
Bristol-Myers Squibb Co.	224,194	11,985
Jazz Pharmaceuticals PLC (a)	21,900	3,311
Nektar Therapeutics (a)	39,409	1,592
Roche Holding AG (participation certificate)	66,655	17,303
		58,279

TOTAL HEALTH CARE		341,406

INDUSTRIALS - 7.0%
Aerospace & Defense - 1.2%
General Dynamics Corp.	13,900	2,570
Lockheed Martin Corp.	3,890	1,169
Northrop Grumman Corp.	28,917	7,515
Raytheon Co.	12,940	2,269
The Boeing Co.	28,290	9,810
United Technologies Corp.	139,927	17,049
		40,382
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	83,395	9,615
Airlines - 0.4%
American Airlines Group, Inc.	260,415	10,458
JetBlue Airways Corp. (a)	56,400	1,101
		11,559
Building Products - 0.4%
Allegion PLC	58,240	5,334
USG Corp.	167,200	7,196
		12,530
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	58,100	2,793
Construction & Engineering - 0.5%
AECOM (a)	539,944	17,365
Fluor Corp.	5,700	233
		17,598
Electrical Equipment - 1.0%
Sensata Technologies, Inc. PLC (a)	260,002	12,028
Sunrun, Inc. (a)(b)	1,070,661	15,685
Vivint Solar, Inc. (a)	959,977	5,251
		32,964
Industrial Conglomerates - 0.3%
3M Co.	9,820	2,042
General Electric Co.	319,600	2,397
Honeywell International, Inc.	44,570	6,541
		10,980
Machinery - 0.7%
Allison Transmission Holdings, Inc.	61,682	2,906
Caterpillar, Inc.	63,400	8,601
Minebea Mitsumi, Inc.	253,400	4,112
WABCO Holdings, Inc. (a)	67,800	8,234
		23,853
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	7,194	10,336
Professional Services - 0.7%
Nielsen Holdings PLC	681,020	18,503
WageWorks, Inc. (a)	130,200	4,340
		22,843
Road & Rail - 0.6%
CSX Corp.	155,859	11,320
Norfolk Southern Corp.	59,590	10,174
		21,494
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	390,927	15,598
Univar, Inc. (a)	17,500	379
		15,977

TOTAL INDUSTRIALS		232,924

INFORMATION TECHNOLOGY - 12.0%
Electronic Equipment & Components - 0.0%
Flextronics International Ltd. (a)	49,300	431
Internet Software & Services - 0.1%
ANGI Homeservices, Inc. Class A (a)	121,120	2,123
IT Services - 1.2%
Alliance Data Systems Corp.	75,100	15,047
Cognizant Technology Solutions Corp. Class A	27,200	1,937
DXC Technology Co.	26,347	1,661
Elastic NV	10,500	750
FleetCor Technologies, Inc. (a)	8,300	1,605
Leidos Holdings, Inc.	53,700	3,383
MongoDB, Inc. Class A (a)(b)	51,700	4,286
PayPal Holdings, Inc. (a)	74,500	6,393
Shopify, Inc. Class A (a)	17,700	2,694
		37,756
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	105,800	2,254
Analog Devices, Inc.	26,100	2,399
Applied Materials, Inc.	195,600	7,292
Broadcom, Inc.	31,600	7,502
Lam Research Corp.	52,400	8,225
MACOM Technology Solutions Holdings, Inc. (a)	330,880	5,880
Marvell Technology Group Ltd.	140,500	2,263
Micron Technology, Inc. (a)	173,587	6,694
NVIDIA Corp.	92,300	15,085
NXP Semiconductors NV	21,300	1,776
ON Semiconductor Corp. (a)	612,336	11,745
Qualcomm, Inc.	289,715	16,879
Xilinx, Inc.	22,900	2,118
		90,112
Software - 5.5%
2U, Inc. (a)	38,200	2,230
Adobe, Inc. (a)	49,354	12,382
Apptio, Inc. Class A (a)	300	11
Autodesk, Inc. (a)	88,941	12,852
Avast PLC	909,400	3,166
Box, Inc. Class A (a)	8,700	163
Cardlytics, Inc. (a)	48,800	702
Citrix Systems, Inc.	79,600	8,674
Hortonworks, Inc. (a)	334,933	5,392
Kingsoft Corp. Ltd.	1,486,000	2,484
Microsoft Corp.	875,500	97,085
MINDBODY, Inc. (a)	376,758	10,459
Nuance Communications, Inc. (a)	244,000	3,902
Nutanix, Inc. Class A (a)	27,200	1,216
Parametric Technology Corp. (a)	31,200	2,698
Salesforce.com, Inc. (a)	97,789	13,960
Talend SA ADR (a)	108,400	3,766
Totvs SA	107,700	808
Workday, Inc. Class A (a)	5,500	902
		182,852
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	470,105	83,951

TOTAL INFORMATION TECHNOLOGY		397,225

MATERIALS - 1.3%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	11,300	1,818
DowDuPont, Inc.	282,417	16,338
LG Chemical Ltd.	5,000	1,542
LyondellBasell Industries NV Class A	60,403	5,636
Olin Corp.	139,500	3,003
Platform Specialty Products Corp. (a)	217,600	2,561
The Chemours Co. LLC	185,000	5,269
Westlake Chemical Corp.	19,355	1,403
		37,570
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,900	1,697
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	29,400	1,508
Metals & Mining - 0.1%
Antofagasta PLC	91,200	930
First Quantum Minerals Ltd.	47,300	434
Livent Corp. (b)	28,600	527
Newmont Mining Corp.	42,000	1,358
		3,249

TOTAL MATERIALS		44,024

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	72,800	11,975
Ant International Co. Ltd. Class C (c)(d)	463,804	2,602
Boston Properties, Inc.	30,400	3,988
Colony Capital, Inc.	60,391	372
CorePoint Lodging, Inc.	75,200	1,058
Corporate Office Properties Trust (SBI)	76,200	1,865
Corrections Corp. of America	23,800	522
Crown Castle International Corp.	19,100	2,195
Equinix, Inc.	9,000	3,468
Equity Lifestyle Properties, Inc.	14,100	1,403
Essex Property Trust, Inc.	4,900	1,286
Front Yard Residential Corp. Class B	215,910	1,945
Outfront Media, Inc.	73,412	1,526
Prologis, Inc.	71,700	4,828
Public Storage	26,800	5,715
Simon Property Group, Inc.	13,500	2,507
Spirit MTA REIT	22,790	222
Spirit Realty Capital, Inc.	128,300	952
Store Capital Corp.	64,300	1,926
The Macerich Co.	45,900	2,308
VEREIT, Inc.	80,600	617
Welltower, Inc.	57,000	4,123
		57,403
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	28,718	507
Cushman & Wakefield PLC	78,300	1,458
VICI Properties, Inc.	46,400	1,010
		2,975

TOTAL REAL ESTATE		60,378

UTILITIES - 2.0%
Electric Utilities - 1.3%
Duke Energy Corp.	19,100	1,692
Edison International	46,700	2,583
Entergy Corp.	26,500	2,307
Evergy, Inc.	29,665	1,761
Eversource Energy	24,600	1,681
Exelon Corp.	201,500	9,348
FirstEnergy Corp.	114,300	4,324
NextEra Energy, Inc.	57,200	10,394
PG&E Corp. (a)	95,875	2,529
PPL Corp.	171,600	5,249
Southern Co.	33,100	1,567
		43,435
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	47,700	1,833
The AES Corp.	92,849	1,438
		3,271
Multi-Utilities - 0.6%
Dominion Resources, Inc.	83,349	6,210
Public Service Enterprise Group, Inc.	89,300	4,992
SCANA Corp.	61,600	2,874
Sempra Energy	40,224	4,635
		18,711

TOTAL UTILITIES		65,417

TOTAL COMMON STOCKS
(Cost $1,793,790)		2,131,105
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 8.9%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	380	374
3.6% 2/17/23	918	904
4.45% 4/1/24	79	79
4.5% 3/9/48	3,750	3,119
5.875% 10/1/19	440	450
Verizon Communications, Inc.:
2.625% 2/21/20	362	359
3.85% 11/1/42	198	166
4.522% 9/15/48	305	280
4.862% 8/21/46	563	537
5.012% 4/15/49	441	429
5.012% 8/21/54	1,641	1,551
5.5% 3/16/47	1,053	1,100
		9,348
Entertainment - 0.1%
AOL Time Warner, Inc. 2.95% 7/15/26	2,000	1,774
NBCUniversal, Inc.:
4.45% 1/15/43	333	313
5.95% 4/1/41	233	258
		2,345
Media - 0.3%
21st Century Fox America, Inc. 7.75% 12/1/45	621	896
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	707	708
4.908% 7/23/25	475	473
5.375% 5/1/47	2,061	1,839
6.484% 10/23/45	250	250
Comcast Corp.:
3.9% 3/1/38	183	165
3.969% 11/1/47	581	500
3.999% 11/1/49	657	569
4% 3/1/48	326	287
4.6% 8/15/45	471	452
4.65% 7/15/42	420	406
Time Warner Cable, Inc.:
4% 9/1/21	630	628
4.5% 9/15/42	139	110
5.5% 9/1/41	206	185
5.875% 11/15/40	500	474
6.55% 5/1/37	2,604	2,643
7.3% 7/1/38	725	784
8.25% 4/1/19	700	711
		12,080

TOTAL COMMUNICATION SERVICES		23,773

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
3.15% 1/15/20	1,508	1,498
3.45% 4/10/22	1,250	1,201
3.5% 7/10/19	400	400
4% 1/15/25	494	464
4.2% 3/1/21	795	791
4.25% 5/15/23	200	195
		4,549
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249	253

TOTAL CONSUMER DISCRETIONARY		4,802

CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (e)	688	674
3.3% 2/1/23	1,517	1,469
4.7% 2/1/36	1,436	1,353
4.9% 2/1/46	1,642	1,535
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	944	834
Molson Coors Brewing Co. 5% 5/1/42	3,080	2,884
		8,749
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	243
3.3% 11/18/21	291	287
		530
Tobacco - 0.3%
Altria Group, Inc. 4% 1/31/24	212	212
Bat Capital Corp. 4.54% 8/15/47	4,200	3,411
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	589	578
4.25% 7/21/25 (f)	3,339	3,264
Reynolds American, Inc.:
3.25% 6/12/20	115	114
4% 6/12/22	395	391
4.45% 6/12/25	287	279
5.7% 8/15/35	149	149
5.85% 8/15/45	1,140	1,103
6.15% 9/15/43	500	508
7.25% 6/15/37	409	466
		10,475

TOTAL CONSUMER STAPLES		19,754

ENERGY - 1.4%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	504
6.5% 4/1/20	92	95
Halliburton Co.:
3.8% 11/15/25	348	335
4.85% 11/15/35	304	297
Noble Holding International Ltd.:
7.95% 4/1/25 (g)	260	222
8.95% 4/1/45 (g)	251	202
		1,655
Oil, Gas & Consumable Fuels - 1.4%
Alberta Energy Co. Ltd. 8.125% 9/15/30	887	1,090
Amerada Hess Corp. 7.875% 10/1/29	376	419
Anadarko Finance Co. 7.5% 5/1/31	995	1,154
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	919
5.55% 3/15/26	889	922
6.45% 9/15/36	511	543
6.6% 3/15/46	886	980
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619	604
5.85% 2/1/35	353	367
Cenovus Energy, Inc. 4.25% 4/15/27	2,818	2,513
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	536	534
4.5% 6/1/25	164	165
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	363
5.35% 3/15/20 (f)	1,027	1,037
DCP Midstream Operating LP:
3.875% 3/15/23	164	157
5.6% 4/1/44	146	130
Duke Energy Field Services 6.45% 11/3/36 (f)	375	375
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	350	339
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	114	113
3.9% 5/15/24 (g)	121	116
Enbridge Energy Partners LP:
4.2% 9/15/21	438	441
4.375% 10/15/20	411	415
Enbridge, Inc.:
4.25% 12/1/26	248	242
5.5% 12/1/46	286	291
Energy Transfer Partners LP:
4.2% 9/15/23	196	192
4.95% 6/15/28	670	647
5.8% 6/15/38	373	352
6% 6/15/48	243	234
EnLink Midstream Partners LP 2.7% 4/1/19	572	568
Enterprise Products Operating LP:
2.55% 10/15/19	85	84
3.7% 2/15/26	600	578
3.75% 2/15/25	285	278
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	299	296
6.55% 9/15/40	67	71
Kinder Morgan, Inc. 5% 2/15/21 (f)	376	383
Marathon Petroleum Corp. 5.125% 3/1/21	215	221
MPLX LP:
4.5% 7/15/23	342	343
4.8% 2/15/29	216	213
4.875% 12/1/24	448	453
5.5% 2/15/49	648	619
Nakilat, Inc. 6.067% 12/31/33 (f)	279	304
Petrobras Global Finance BV:
4.375% 5/20/23	596	570
7.25% 3/17/44	2,755	2,661
Petroleos Mexicanos:
3.5% 1/30/23	285	257
4.5% 1/23/26	1,314	1,126
4.625% 9/21/23	1,040	966
4.875% 1/24/22	237	229
4.875% 1/18/24	410	379
5.35% 2/12/28 (f)	3,500	3,016
5.375% 3/13/22	385	377
5.5% 1/21/21	369	368
5.5% 6/27/44	207	155
5.625% 1/23/46	1,649	1,233
6% 3/5/20	112	114
6.35% 2/12/48 (f)	2,975	2,374
6.375% 1/23/45	2,366	1,904
6.5% 3/13/27	720	674
6.5% 6/2/41	661	546
6.75% 9/21/47	1,173	971
6.875% 8/4/26	700	673
8% 5/3/19	204	206
Phillips 66 Co. 4.3% 4/1/22	338	343
Phillips 66 Partners LP 2.646% 2/15/20	42	41
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	243	236
Southwestern Energy Co. 6.2% 1/23/25 (g)	324	311
The Williams Companies, Inc.:
3.7% 1/15/23	116	113
4.55% 6/24/24	1,308	1,309
Western Gas Partners LP:
4.5% 3/1/28	500	469
4.65% 7/1/26	1,466	1,398
4.75% 8/15/28	206	194
5.375% 6/1/21	724	743
Williams Partners LP:
3.6% 3/15/22	516	507
3.9% 1/15/25	178	172
4% 11/15/21	236	235
4.3% 3/4/24	868	857
4.5% 11/15/23	257	258
		46,050

TOTAL ENERGY		47,705

FINANCIALS - 3.9%
Banks - 2.0%
Bank of America Corp.:
3.004% 12/20/23 (g)	3,745	3,591
3.3% 1/11/23	1,500	1,463
3.419% 12/20/28 (g)	758	698
3.5% 4/19/26	739	701
3.705% 4/24/28 (g)	996	940
3.864% 7/23/24 (g)	94	93
3.95% 4/21/25	493	476
4.2% 8/26/24	750	740
4.25% 10/22/26	418	405
4.271% 7/23/29 (g)	2,000	1,964
Barclays PLC:
2.75% 11/8/19	356	352
3.25% 1/12/21	650	634
4.375% 1/12/26	883	835
5.2% 5/12/26	1,316	1,253
Citigroup, Inc.:
2.7% 10/27/22	2,728	2,605
3.875% 3/26/25	3,000	2,886
4.05% 7/30/22	151	152
4.3% 11/20/26	1,288	1,241
4.45% 9/29/27	3,500	3,380
5.5% 9/13/25	734	765
Citizens Bank NA 2.55% 5/13/21	250	243
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	216	214
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	549
3.75% 3/26/25	1,750	1,659
3.8% 9/15/22	930	919
3.8% 6/9/23	1,257	1,225
4.55% 4/17/26	250	246
Discover Bank:
3.35% 2/6/23	490	471
4.2% 8/8/23	259	257
Fifth Third Bancorp:
2.875% 7/27/20	4,000	3,964
8.25% 3/1/38	94	124
HSBC Holdings PLC 4.25% 3/14/24	200	196
Huntington Bancshares, Inc. 7% 12/15/20	97	103
Huntington National Bank 2.4% 4/1/20	4,000	3,945
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	617	541
5.71% 1/15/26 (f)	1,411	1,240
JPMorgan Chase & Co.:
2.95% 10/1/26	1,486	1,352
3.797% 7/23/24 (g)	1,893	1,872
3.875% 9/10/24	2,768	2,710
4.125% 12/15/26	2,610	2,542
4.203% 7/23/29 (g)	3,000	2,943
4.452% 12/5/29 (g)	1,000	1,001
Rabobank Nederland 4.375% 8/4/25	955	933
Regions Bank 6.45% 6/26/37	652	748
Regions Financial Corp. 3.2% 2/8/21	415	409
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,144	3,047
6% 12/19/23	1,192	1,199
6.1% 6/10/23	1,190	1,210
6.125% 12/15/22	2,124	2,156
Synchrony Bank 3% 6/15/22	667	624
		63,816
Capital Markets - 1.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	641	614
4.25% 2/15/24	466	470
Credit Suisse Group AG 3.869% 1/12/29 (f)(g)	2,116	1,951
Deutsche Bank AG 4.5% 4/1/25	1,821	1,566
Deutsche Bank AG New York Branch:
3.15% 1/22/21	995	960
3.3% 11/16/22	1,360	1,268
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (g)	5,456	5,264
3.2% 2/23/23	2,200	2,128
3.691% 6/5/28 (g)	2,000	1,851
4.25% 10/21/25	432	417
4.411% 4/23/39 (g)	3,000	2,756
6.75% 10/1/37	2,375	2,703
IntercontinentalExchange, Inc. 2.75% 12/1/20	230	227
Lazard Group LLC 4.25% 11/14/20	125	126
Moody's Corp.:
3.25% 1/15/28	353	328
4.875% 2/15/24	331	342
Morgan Stanley:
3.125% 1/23/23	5,700	5,506
3.125% 7/27/26	4,572	4,177
3.7% 10/23/24	342	333
3.737% 4/24/24 (g)	1,600	1,575
3.772% 1/24/29 (g)	2,500	2,360
4.35% 9/8/26	821	797
4.875% 11/1/22	687	702
5% 11/24/25	93	94
5.75% 1/25/21	268	279
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	500	482
Thomson Reuters Corp. 3.85% 9/29/24	98	94
UBS AG Stamford Branch 2.35% 3/26/20	300	296
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	682	670
		40,336
Consumer Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	247	240
4.125% 7/3/23	694	680
Capital One Financial Corp. 3.8% 1/31/28	684	629
Discover Financial Services:
3.85% 11/21/22	462	456
3.95% 11/6/24	1,283	1,252
4.1% 2/9/27	748	695
5.2% 4/27/22	42	43
Synchrony Financial:
3% 8/15/19	140	139
3.75% 8/15/21	211	206
3.95% 12/1/27	2,689	2,271
4.25% 8/15/24	213	196
		6,807
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (f)	172	169
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	808
3.85% 2/1/25	450	431
3.875% 8/15/22	1,324	1,313
4.125% 6/15/26	298	286
Halfmoon Parent, Inc.:
4.125% 11/15/25 (f)	1,429	1,411
4.375% 10/15/28 (f)	1,107	1,087
4.8% 8/15/38 (f)	689	667
4.9% 12/15/48 (f)	689	658
Voya Financial, Inc. 3.125% 7/15/24	427	402
		7,232
Insurance - 0.3%
AIA Group Ltd. 2.25% 3/11/19 (f)	200	199
American International Group, Inc.:
3.3% 3/1/21	346	342
3.75% 7/10/25	1,024	968
4.875% 6/1/22	630	646
Aon Corp. 5% 9/30/20	133	136
Liberty Mutual Group, Inc. 5% 6/1/21 (f)	421	430
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	239
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (f)	629	577
MetLife, Inc. 4.75% 2/8/21	106	109
Metropolitan Life Global Funding I 3% 1/10/23 (f)	223	217
Pacific LifeCorp 5.125% 1/30/43 (f)	941	943
Prudential Financial, Inc. 7.375% 6/15/19	2,734	2,793
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	505	516
TIAA Asset Management Finance LLC 4.125% 11/1/24 (f)	174	175
Unum Group:
3.875% 11/5/25	658	632
4% 3/15/24	600	592
5.625% 9/15/20	270	279
5.75% 8/15/42	758	766
		10,559

TOTAL FINANCIALS		128,750

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.:
2.675% 12/15/19	129	128
3.7% 6/6/27	558	520
		648
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22	52	49
CVS Health Corp.:
3.7% 3/9/23	300	295
3.875% 7/20/25	532	516
4.1% 3/25/25	1,886	1,858
4.3% 3/25/28	2,190	2,133
4.78% 3/25/38	1,975	1,887
5.05% 3/25/48	2,933	2,841
Elanco Animal Health, Inc.:
3.912% 8/27/21 (f)	180	180
4.272% 8/28/23 (f)	567	563
4.9% 8/28/28 (f)	239	241
Halfmoon Parent, Inc. 3.75% 7/15/23 (f)	887	875
HCA Holdings, Inc.:
4.25% 10/15/19	1,330	1,333
6.5% 2/15/20	2,750	2,826
Medco Health Solutions, Inc. 4.125% 9/15/20	259	261
Toledo Hospital:
5.325% 11/15/28	401	403
6.015% 11/15/48	1,923	1,936
		18,197
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	99	99
Pharmaceuticals - 0.2%
Actavis Funding SCS 3.45% 3/15/22	810	792
Mylan NV:
2.5% 6/7/19	198	197
3.15% 6/15/21	734	717
3.95% 6/15/26	362	332
4.55% 4/15/28 (f)	711	663
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,631	1,564
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	483
2.8% 7/21/23	212	186
Zoetis, Inc. 3.25% 2/1/23	138	135
		5,069

TOTAL HEALTH CARE		24,013

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	309	314
Airlines - 0.0%
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	0	0
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	84	79
3.375% 6/1/21	369	363
3.75% 2/1/22	505	501
3.875% 4/1/21	303	303
3.875% 7/3/23	1,190	1,163
4.25% 9/15/24	336	331
4.75% 3/1/20	338	343
		3,083

TOTAL INDUSTRIALS		3,397

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	74
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	346
4.25% 11/15/20	116	117
		463
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(g)	258	265
6.75% 10/19/75 (f)(g)	641	679
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (f)	253	236
4.5% 8/1/47 (f)	255	234
Vale Overseas Ltd. 4.375% 1/11/22	26	26
		1,440

TOTAL MATERIALS		1,903

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	83
4.6% 4/1/22	138	141
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	100
American Tower Corp. 2.8% 6/1/20	500	494
AvalonBay Communities, Inc. 3.625% 10/1/20	160	160
Boston Properties, Inc.:
3.85% 2/1/23	432	427
4.5% 12/1/28	747	748
Camden Property Trust:
2.95% 12/15/22	135	131
4.25% 1/15/24	304	309
Corporate Office Properties LP 5% 7/1/25	2,214	2,236
DDR Corp.:
3.625% 2/1/25	270	254
4.25% 2/1/26	758	731
4.625% 7/15/22	247	252
Duke Realty LP:
3.625% 4/15/23	180	178
3.75% 12/1/24	160	157
3.875% 10/15/22	310	311
Equity One, Inc. 3.75% 11/15/22	400	396
ERP Operating LP:
2.375% 7/1/19	246	245
4.75% 7/15/20	265	269
Government Properties Income Trust 3.75% 8/15/19	1,800	1,805
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,198
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	872
4.5% 1/15/25	320	311
4.5% 4/1/27	3,808	3,643
4.75% 1/15/28	931	907
4.95% 4/1/24	123	124
5.25% 1/15/26	731	738
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	93
5% 12/15/23	67	67
Ventas Realty LP:
3.125% 6/15/23	189	183
3.5% 2/1/25	189	180
4% 3/1/28	366	349
4.125% 1/15/26	192	188
4.375% 2/1/45	85	75
Weingarten Realty Investors 3.375% 10/15/22	68	67
WP Carey, Inc. 4% 2/1/25	995	964
		19,386
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,332	1,314
3.95% 11/15/27	709	661
4.1% 10/1/24	401	392
4.55% 10/1/29	441	426
Digital Realty Trust LP:
3.4% 10/1/20	639	637
3.95% 7/1/22	411	412
4.75% 10/1/25	459	470
5.25% 3/15/21	201	207
Liberty Property LP:
3.375% 6/15/23	185	180
4.125% 6/15/22	177	179
4.4% 2/15/24	418	423
4.75% 10/1/20	394	401
Mack-Cali Realty LP:
3.15% 5/15/23	426	375
4.5% 4/18/22	108	103
Post Apartment Homes LP 3.375% 12/1/22	70	69
Tanger Properties LP:
3.125% 9/1/26	1,965	1,740
3.75% 12/1/24	300	288
3.875% 12/1/23	160	156
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	1,250	1,268
		9,701

TOTAL REAL ESTATE		29,087

UTILITIES - 0.3%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	344	327
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,246
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	273	287
6.4% 9/15/20 (f)	850	888
Eversource Energy 2.8% 5/1/23	435	419
FirstEnergy Corp.:
4.25% 3/15/23	1,949	1,959
7.375% 11/15/31	608	768
FirstEnergy Solutions Corp. 6.05% 8/15/21 (h)	79	56
IPALCO Enterprises, Inc.:
3.45% 7/15/20	944	938
3.7% 9/1/24	326	311
LG&E and KU Energy LLC 3.75% 11/15/20	49	49
NV Energy, Inc. 6.25% 11/15/20	115	121
TECO Finance, Inc. 5.15% 3/15/20	141	144
		7,513
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	123
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	176	175
2.7% 6/15/21	173	168
3.55% 6/15/26	277	259
		602
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (g)(i)	823	761
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (g)(i)	26	25
Puget Energy, Inc.:
6% 9/1/21	457	480
6.5% 12/15/20	147	155
Sempra Energy 2.875% 10/1/22	1,154	1,102
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (g)(i)	21	18
		2,541

TOTAL UTILITIES		10,779

TOTAL NONCONVERTIBLE BONDS
(Cost $302,672)		294,037

U.S. Government and Government Agency Obligations - 12.5%
U.S. Treasury Inflation-Protected Obligations - 2.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$6,273	$5,559
0.875% 2/15/47	4,601	4,182
1% 2/15/46	1,960	1,843
1.375% 2/15/44	7,095	7,271
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	6,074	5,800
0.125% 7/15/26	5,613	5,258
0.25% 1/15/25	4,180	3,992
0.375% 7/15/25	5,844	5,628
0.375% 1/15/27	6,333	5,997
0.375% 7/15/27	14,706	13,923
0.625% 1/15/26	14,874	14,457
0.75% 7/15/28	12,983	12,651

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		86,561

U.S. Treasury Obligations - 9.9%
U.S. Treasury Bills, yield at date of purchase 2.1% to 2.37% 12/6/18 to 2/28/19 (j)	2,790	2,783
U.S. Treasury Bonds:
2.75% 11/15/47	3,271	2,930
3% 5/15/45	5,443	5,154
3% 5/15/47	5,070	4,783
3.375% 11/15/48	27,739	28,114
U.S. Treasury Notes:
1.125% 2/28/19	10,000	9,969
1.25% 3/31/21	16,608	16,034
1.25% 10/31/21	27,019	25,835
1.75% 6/30/22	3,208	3,090
1.875% 3/31/22	48,229	46,769
1.875% 9/30/22	26,090	25,178
2% 12/31/21	61,728	60,240
2.125% 12/31/22	12,187	11,849
2.125% 7/31/24	9,110	8,750
2.125% 11/30/24	15,278	14,630
2.25% 12/31/24	21,866	21,078
2.25% 11/15/27	2,525	2,378
2.5% 3/31/23	5,514	5,437
2.625% 6/30/23	16,798	16,642
2.75% 6/30/25	6,810	6,743
2.75% 2/15/28	1,652	1,619
2.875% 8/15/28	7,370	7,286
3% 9/30/25	1,926	1,936

TOTAL U.S. TREASURY OBLIGATIONS		329,227

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $428,532)		415,788

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (f)	$679	$673
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (f)	1,236	1,242
Class AA, 2.487% 12/16/41 (f)	272	264
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	9	9
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (f)	1,151	1,151
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	15	15
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (f)	528	512
Class A2II, 4.03% 11/20/47 (f)	896	864
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.1399% 3/25/34 (g)(i)	0	0
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (f)(g)(i)	7	7
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (f)(g)(i)	3	2
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (f)(g)(i)	4	4
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (f)(g)(i)	2	2
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (f)	586	587
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (g)(i)	43	35
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (g)(i)	50	50
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.5599% 1/25/36 (g)(i)	67	67
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (g)(i)	1	1
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (f)	1,209	1,201
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (d)(f)(g)(i)	58	40
TOTAL ASSET-BACKED SECURITIES
(Cost $6,641)		6,726

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.8749% 1/25/35 (g)(i)	11	11
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (g)(i)	7	7
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/35 (g)(i)	10	10
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (g)(i)	1	1

TOTAL PRIVATE SPONSOR		29

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	400	394
Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	365	362

TOTAL U.S. GOVERNMENT AGENCY		756

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $784)		785

Commercial Mortgage Securities - 0.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (g)(l)	1	0
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (f)(g)(i)	371	369
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (f)(g)(i)	564	563
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (f)	446	445
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	646	665
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	531	549
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (f)(g)	1,510	1,501
Class CFX, 3.4949% 12/15/34 (f)(g)	433	431
Class DFX, 3.4949% 12/15/34 (f)(g)	367	365
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (f)	126	129
Class DFX, 5.3503% 7/5/33 (f)	194	199
Class EFX, 5.5422% 7/5/33 (f)	266	271
Morgan Stanley Capital I Trust floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.5565% 8/15/33 (f)(g)(i)	773	772
Class C, 1 month U.S. LIBOR + 1.500% 3.8065% 8/15/33 (f)(g)(i)	1,861	1,858
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (f)(g)	544	529
Class B, 4.181% 11/15/34 (f)	229	224
Class C, 5.205% 11/15/34 (f)	161	159
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	655	764
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,823)		9,793

Municipal Securities - 0.4%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	70	95
7.5% 4/1/34	465	628
Series 2010, 7.625% 3/1/40	1,640	2,311
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	81
Series 2010 C1, 7.781% 1/1/35	1,030	1,138
Series 2012 B, 5.432% 1/1/42	105	92
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	610	617
5.1% 6/1/33	3,210	3,043
Series 2010-1, 6.63% 2/1/35	1,325	1,393
Series 2010-3:
5.547% 4/1/19	10	10
6.725% 4/1/35	1,350	1,428
7.35% 7/1/35	565	620
Series 2010-5, 6.2% 7/1/21	168	174
Series 2011, 5.877% 3/1/19	1,320	1,329
Series 2013, 3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES
(Cost $13,238)		13,074

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	541	529
Discover Bank:
(Delaware) 3.2% 8/9/21	685	672
3.1% 6/4/20	782	774
4.682% 8/9/28 (g)	1,494	1,469
KeyBank NA 2.25% 3/16/20	1,500	1,481
PNC Bank NA 2.3% 6/1/20	300	295
RBS Citizens NA 2.5% 3/14/19	404	403
Synchrony Bank 3.65% 5/24/21	789	772
TOTAL BANK NOTES
(Cost $6,494)		6,395
	Shares	Value (000s)

Fixed-Income Funds - 9.8%
Fidelity High Income Central Fund 2 (m)	660,643	$70,861
Fidelity Mortgage Backed Securities Central Fund (m)	2,456,009	256,334
TOTAL FIXED-INCOME FUNDS
(Cost $331,169)		327,195

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 2.27% (n)	116,170,072	116,193
Fidelity Securities Lending Cash Central Fund 2.27% (n)(o)	15,260,389	15,262
TOTAL MONEY MARKET FUNDS
(Cost $131,447)		131,455
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,024,590)		3,336,353
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(17,157)
NET ASSETS - 100%		$3,319,196

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	438	Dec. 2018	$60,407	$(11)	$(11)

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,602,000 or 0.1% of net assets.

 (d) Level 3 security

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,733,000 or 1.3% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,783,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, [[other than the Commodity Strategy Central Fund,]] is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$2,602

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$711
Fidelity High Income Central Fund 2	1,686
Fidelity Mortgage Backed Securities Central Fund	1,931
Fidelity Securities Lending Cash Central Fund	14
Total	$4,342

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$72,460	$1,687	$--	$--	$(3,286)	$70,861	8.2%
Fidelity Mortgage Backed Securities Central Fund	235,107	23,431	--	--	(2,204)	256,334	2.9%
Total	$307,567	$25,118	$--	$--	$(5,490)	$327,195

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$216,294	$214,195	$2,099	$--
Consumer Discretionary	226,376	226,376	--	--
Consumer Staples	131,999	124,328	7,671	--
Energy	108,692	108,692	--	--
Financials	306,370	305,801	569	--
Health Care	341,406	324,103	17,303	--
Industrials	232,924	222,588	10,336	--
Information Technology	397,225	397,225	--	--
Materials	44,024	44,024	--	--
Real Estate	60,378	57,776	--	2,602
Utilities	65,417	65,417	--	--
Corporate Bonds	294,037	--	294,037	--
U.S. Government and Government Agency Obligations	415,788	--	415,788	--
Asset-Backed Securities	6,726	--	6,686	40
Collateralized Mortgage Obligations	785	--	785	--
Commercial Mortgage Securities	9,793	--	9,793	--
Municipal Securities	13,074	--	13,074	--
Bank Notes	6,395	--	6,395	--
Fixed-Income Funds	327,195	327,195	--	--
Money Market Funds	131,455	131,455	--	--
Total Investments in Securities:	$3,336,353	$2,549,175	$784,536	$2,642
Derivative Instruments:
Liabilities
Futures Contracts	$(11)	$(11)	$--	$--
Total Liabilities	$(11)	$(11)	$--	$--
Total Derivative Instruments:	$(11)	$(11)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019